MERGER AGREEMENT (Narrative) (Details) (USD $)	0 Months Ended
	Nov. 30, 2012	May 24, 2012 Pershing	Mar. 24, 2012 Pershing
Cash Consideration paid as Red Battles Sole shareholder			$ 2,000,000
Promissory Note issued as Red Battle Sole Shareholder			500,000
Stock consideration issued as Red Battle Sole Shareholder		25,000,000
Interest Rate On Promissory Note			5.00%
Promissory Note Terms

Under the terms of the Note, all outstanding principal, together with all accrued but unpaid interest, is payable upon the earlier of: (i) the closing of  one or more private placements of the Company’s securities in which the Company receives gross proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the Note.

Note Payable Repaid	500,000
Accrued Interest Paid	$ 11,556
Futher Consideration For Acquisition		As further consideration, (i) Arthur Leger entered into an NSR Agreement with Pershing Royalty Company, the wholly owned subsidiary of Pershing, granting Pershing Royalty Company a 1% royalty on certain claims; (ii) Mr. Leger agreed to cancel 1,750,000 shares of Pershings common stock held by Mr. Leger prior to the Merger; and (iii) Mr. Leger agreed to defer certain royalty payments under the terms of lease agreements with Arttor Gold related to the Red Rock and North Battle Mineral Prospect claims